Shareholders' Equity	6 Months Ended
Jun. 30, 2026
Shareholders’ Equity [Abstract]
Shareholders' Equity

11. Shareholders’ Equity

Ordinary and Preferred Shares

The Company was incorporated under the laws of the Cayman Islands on October 18, 2021. The authorized number of ordinary shares was 500,000,000 shares with a par value of $0.025 per share, and 40,000 ordinary shares were issued on October 18, 2021.

On December 14, 2022, all the shareholders and directors of the Company approved to amend the Company’s authorized share capital by creating two classes of shares in the authorized share capital, (i) 400,000,000 ordinary shares of $0.025 par value each and (ii) 100,000,000 preferred shares of $0.025 par value each. The issued share capital remains unchanged, being 4,000 ordinary shares of par value of $0.025 each on December 14, 2022.

On December 15, 2022, all the directors of the Company approved to issue additional 396,000 ordinary shares at par value of $0.025 per shares to all existing shareholders on a pro rata basis, subject to the Company receiving the subscription prices of $990 in cleared funds. The Company recorded a $990 subscription receivable from the existing shareholders for the issuance of 396,000 ordinary shares, which was subsequently received in 2023. The Company considered this stock issuance was part of the Company’s reorganization to result in 400,000 ordinary shares issued and outstanding prior to completion of this offering and similar to stock split.

On May 30, 2025, at the annual general shareholder meeting, the shareholders approved (1) immediate effect, the authorized share capital of the Company be increased from US$50,000 divided into 400,000,000 ordinary shares of par value US$0.0001 each and 100,000,000 preferred shares of par value US$0.0001 each to US$180,000 divided into 1,700,000,000 ordinary shares of par value US$0.0001 each and 100,000,000 preferred shares of par value US$0.0001 each (the “Increase of Authorized Share Capital”), (2) immediately following the Increase of Authorized Share Capital, the authorized share capital of the Company be amended and reclassified as follows with immediate effect by undertaking the following steps: (a) 1,600,000,000 of the authorized ordinary shares of par value US$0.0001 each (including all of the existing issued ordinary shares) in the Company will be re-designated and reclassified as 1,600,000,000 class A ordinary shares of par value US$0.0001 each (the “Class A Ordinary Shares”), where the rights of the existing ordinary shares shall be the same as the Class A Ordinary Shares; and (b)100,000,000 authorized but unissued ordinary shares of par value US$0.0001 each in the Company will be cancelled and a new class of shares comprising of 100,000,000 class B ordinary shares of par value US$0.0001 each (the “Class B Ordinary Shares”), which will be entitled to twenty (20) votes per share, will be created, such that the authorized share capital of the Company shall become US$180,000 divided into 1,600,000,000 Class A Ordinary Shares of par value US$0.0001 each, 100,000,000 Class B Ordinary Shares of par value US$0.0001 each and 100,000,000 preferred Shares of par value US$0.0001 each (the “Share Capital Reorganization”). The Company believes it is appropriate to reflect such changes in share structure on a retroactive basis pursuant to ASC 260. The Company has retroactively restated all shares and per share data for all periods presented.

On December 29, 2025, the Company effected a 25-for-1 reverse share split of its Class A ordinary shares, whereby every twenty-five (25) issued and outstanding shares were consolidated into one (1) share. In connection with the reverse share split, the par value per share was increased proportionately from $0.0001 to $0.0025 per share. As a result of the reverse share split, the number of issued and outstanding Class A ordinary shares was reduced on a proportionate basis.

On July 8, 2026, the Company announced a reverse stock split of its authorized and issued and outstanding Class A ordinary shares, par value $0.0025 per share (the “Common Stock”), at a ratio of 1-for-10, which became effective on July 10, 2026. After the reverse stock split, every 10 issued and outstanding shares of the Company’s Common Stock was converted automatically into one share of the Company’s Common Stock with par value $0.025 per share. The consolidated financial statements were retroactively prepared for the reverse stock split for the periods presented.

Shares Issued for Equity Financing

During the six months ended June 30, 2026, the Company entered into equity financing arrangements with multiple investors, including standby equity subscription agreements (“SESAs”) and a securities purchase agreement (“SPA”), pursuant to which the Company agreed to issue and sell an aggregate of 2,569,577 Class A ordinary shares at prices determined in accordance with the respective agreements. The aggregate gross consideration from these transactions was approximately $10.28 million, before deduction of related fees and expenses. As of June 30, 2026, the Company had a subscription receivable of $4,814,678 in connection with these equity financing arrangements.

From April to June 2025, the Company entered into certain securities purchase agreements with multiple investors, under which the Company agreed to sell 26,856 Class A ordinary shares to these investors. The purchase price per share ranged from $135.63 to $992.5. The total gross proceeds from this offering amounted to approximately $17.82 million, before any fees or expenses are deducted.

Shares Issued to Employees

During the six months ended June 30, 2026, the Company issued an aggregate of 56,497 shares to its employees as stock compensation expense. The fair value of 56,497 shares was $911,601.

During the six months ended June 30, 2025, the Company issued aggregate of 1,600,000 shares of Class B common stock to its former CEO and its former Chairman as stock compensation expense. The fair value of 1,600,000 shares was $1,001,600.

Shares Issued to Consultants

From January 1 to June 30, 2025, the Company issued aggregate of 3,138 shares to its consultants or consulting firms as share compensation expense. The fair value of 3,138 shares was $735,136.

Shares Issued in Connection with Proposed Acquisition

On September 19, 2025, the Company entered into a share purchase agreement with the owner of Starfish Technology-Fze, pursuant to which the Company agreed to acquire 100% of the equity interests in Starfish Technology-Fze in consideration for the issuance of 9,280 shares of the Company’s common stock. The fair value of the shares issued was $1,173,920.

On July 2, 2026, the Company entered into a Stock Purchase Agreement (the “Agreement”) with Shengshi International Group Inc. (“Acquiror”) and Starfish Technology-FZE (the “Target Company”), in connection with the transfer of the equity interests in the Target Company to the Acquiror for cash consideration of US$1,000,000.

The Company is currently evaluating, in consultation with legal counsel, the legal status of the proposed acquisition and its rights and obligations in respect of the shares previously issued in connection with the proposed acquisition.